PRODUCTION COSTS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Distribution and production costs
Impairment charges	$ 3,168,417	$ 2,280,198
Distribution rights and capitalized production costs
Distribution and production costs
Impairment charges	2,149,156	2,280,198	0
Expected period	10 years
Discount rate change	1.00%
Impact of change of one percent in discount rate on fair value	$ 143,363
Distribution rights and capitalized production costs | Minimum
Distribution and production costs
Discount rate (as a percent)	15.00%
Distribution rights and capitalized production costs | Maximum
Distribution and production costs
Discount rate (as a percent)	16.00%